Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Apr. 19, 2023	Feb. 09, 2023
Commitments and Contingencies [Abstract]
Term of time charter agreements	12 months
Future Minimum Contractual Charter Revenue [Abstract]
2024	$ 25,508
Thereafter	0
Total	$ 25,508
Chrisea [Member]
Future Minimum Contractual Charter Revenue [Abstract]
Term of bareboat charter	18 months
Purchase price of vessel at end of bareboat period	$ 12,360		$ 12,360
Synthesea [Member]
Future Minimum Contractual Charter Revenue [Abstract]
Term of bareboat charter	12 months
Purchase price of vessel at end of bareboat period	$ 17,100	$ 17,100
Minimum [Member]
Commitments and Contingencies [Abstract]
Renewal term of time charter agreements	2 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Renewal term of time charter agreements	4 months